Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Accrued liabilities [Line Items]
Accruals	€ 1,616	€ 1,630
- Salaries and wages
Accrued liabilities [Line Items]
Accruals	631	601
- Accrued holiday entitlements
Accrued liabilities [Line Items]
Accruals	100	95
- Other personnel-related costs
Accrued liabilities [Line Items]
Accruals	98	101
- Gas, water, electricity, rent and other
Accrued liabilities [Line Items]
Accruals	32	41
Communication and IT costs
Accrued liabilities [Line Items]
Accruals	52	55
Distribution costs
Accrued liabilities [Line Items]
Accruals	92	95
- Commission payable
Accrued liabilities [Line Items]
Accruals	17	16
- Advertising and marketing-related costs
Accrued liabilities [Line Items]
Accruals	120	120
- Other sales-related costs
Accrued liabilities [Line Items]
Accruals	18	15
Material-related costs
Accrued liabilities [Line Items]
Accruals	116	124
Interest-related accruals
Accrued liabilities [Line Items]
Accruals	95	83
Other accrued liabilities
Accrued liabilities [Line Items]
Accruals	€ 246	€ 283